Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Summary of Property And Equipment, Net and The Related Useful Lives
The following is a summary of property and equipment, net and the related useful lives as of December 31, 2021 and December 31, 2020 (in thousands):

Assets Classification	Useful Life	2021	2020
Leasehold improvements	Lesser of lease term or 15 years	$46,283	$25,021
Medical equipment	3-12 years	16,133	8,288
Vehicles	3-5 years	7,403	4,900
Computer equipment	5 years	7,068	4,475
Furniture and fixtures	3-7 years	4,039	2,390
Construction in progress		24,817	4,155

Total		105,743	49,229
Less: Accumulated depreciation and amortization		(20,482)	(11,103)

Property and equipment, net		$85,261	$38,126